Schedule of Investments (unaudited)
August 31, 2021
BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 0.7%
Ansell Ltd.	401,098	$ 10,521,171
Canada — 2.9%
TELUS Corp.	2,044,241	47,101,879
China — 2.5%
China Feihe Ltd.(a)	13,359,000	24,140,055
ENN Energy Holdings Ltd.	798,600	15,802,419
		39,942,474
Denmark — 2.8%
Novo Nordisk A/S, Class B	455,532	45,603,294
France — 10.1%
EssilorLuxottica SA	135,733	26,670,188
Kering SA	28,860	22,987,593
LVMH Moet Hennessy Louis Vuitton SE	38,230	28,321,180
Sanofi	575,312	59,624,538
Schneider Electric SE	147,262	26,310,786
		163,914,285
Mexico — 1.0%
Wal-Mart de Mexico SAB de CV	4,522,697	16,049,224
Singapore — 1.1%
DBS Group Holdings Ltd.	806,200	17,875,934
Spain — 1.4%
Amadeus IT Group SA(b)	363,626	22,209,497
Taiwan — 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,326,000	51,021,366
United Kingdom — 18.0%
AstraZeneca PLC	359,083	41,992,403
BAE Systems PLC	2,273,289	17,760,345
Diageo PLC	801,094	38,510,733
Prudential PLC	2,061,961	42,960,188
Reckitt Benckiser Group PLC	521,705	39,827,597
RELX PLC	1,911,082	57,481,331
Taylor Wimpey PLC	6,048,032	15,224,641
Unilever PLC	699,151	38,928,684
		292,685,922
United States — 55.6%
AbbVie, Inc.	364,123	43,978,776
American Tower Corp.	113,836	33,259,464
Assurant, Inc.	208,705	35,502,808
Baker Hughes Co.	642,563	14,637,585
Bristol-Myers Squibb Co.	658,436	44,023,031
Security	Shares	Value
United States (continued)
Citizens Financial Group, Inc.	903,917	$ 39,582,525
Comcast Corp., Class A	540,976	32,826,424
Estee Lauder Cos., Inc., Class A	50,513	17,199,171
Ferguson PLC	282,460	40,826,286
Fidelity National Information Services, Inc.	338,889	43,299,848
Hasbro, Inc.	326,179	32,066,657
Intercontinental Exchange, Inc.	407,065	48,656,479
Intuit, Inc.	52,315	29,616,045
Lockheed Martin Corp.	62,247	22,396,471
M&T Bank Corp.	216,811	30,355,708
Medtronic PLC	183,571	24,503,057
Microsoft Corp.	216,481	65,351,284
Otis Worldwide Corp.	285,152	26,296,717
Paychex, Inc.	131,165	15,014,458
Philip Morris International, Inc.	241,817	24,907,151
Progressive Corp.	234,217	22,564,466
Raytheon Technologies Corp.	307,993	26,105,487
Synchrony Financial	542,794	27,004,001
TE Connectivity Ltd.	168,814	25,359,239
Texas Instruments, Inc.	256,459	48,960,588
UnitedHealth Group, Inc.	114,343	47,597,561
Visa, Inc., Class A	173,915	39,843,926
		901,735,213
Total Long-Term Investments — 99.2% (Cost: $1,260,476,400)		1,608,660,259
Short-Term Securities(c)(d)
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	7,223,849	7,223,849
Total Short-Term Securities — 0.4% (Cost: $7,223,849)		7,223,849
Total Investments — 99.6% (Cost: $1,267,700,249)		1,615,884,108
Other Assets Less Liabilities — 0.4%		6,524,966
Net Assets — 100.0%		$ 1,622,409,074
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 14,755,676	$ —	$ (7,531,827)(a)	$ —	$ —	$ 7,223,849	7,223,849	$ 86	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Global Dividend Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 10,521,171	$ —	$ 10,521,171
Canada	47,101,879	—	—	47,101,879
China	—	39,942,474	—	39,942,474
Denmark	—	45,603,294	—	45,603,294
France	—	163,914,285	—	163,914,285
Mexico	16,049,224	—	—	16,049,224
Singapore	—	17,875,934	—	17,875,934
Spain	—	22,209,497	—	22,209,497
Taiwan	—	51,021,366	—	51,021,366
United Kingdom	—	292,685,922	—	292,685,922
United States	860,908,927	40,826,286	—	901,735,213
Short-Term Securities
Money Market Funds	7,223,849	—	—	7,223,849
	$ 931,283,879	$ 684,600,229	$ —	$ 1,615,884,108
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